Note 32 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest expense by origin [Line Items]
Interest expense on financial liabilities designated at fair value through profit or loss	€ 2,058	€ 2,985
Interest Expense For Financial Liabilities Measured At Amortised Cost	12,975	13,470
Interest Expense For Adjustment Interest On Accounting Coverage	280	674
Interest Expense On Chargeable Cost To Pension Funds	119	113
Other Interest Expense	429	445
Interest expense	15,861	17,687
Interest Expense For Insurance Activity	€ 478	€ 488